OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2019
Operating Segments [Abstract]
OPERATING SEGMENTS	SEGMENT INFORMATION

The Company bases its operating segments on the way information is reported and used by the Company's chief operating decision maker ("CODM"), being the Company's Senior Executive Group. The results of operating segments are reviewed by the CODM in order to make decisions about resources to be allocated to the segments and to assess their performance.

The Company considers each of its individual operating mine sites as reportable segments for financial reporting purposes. Further, the results of operating mines that the Company does not intend to manage in the long-term, and for which a disposal plan has been initiated, are reviewed as one segment. Accordingly, in the current period, the Chapada mine, which was disposed of on July 5, 2019, has been included in the "Other Mines" segment. Comparatives have been updated to reflect the change in presentation adopted in the current period. In addition to these reportable segments, the Company aggregates and discloses the financial results of other operating segments with similar economic characteristics as reviewed by the CODM, including exploration properties and corporate entities, under "Corporate and Other".

Significant information relating to the Company's reportable segments is summarized in the tables below:

	Canadian Malartic	Jacobina	Cerro Moro	El Peñón	Minera Florida	Other Mines (i)	Corporate and other (ii)	Total
Property, plant and equipment at December 31, 2019	$1,082.9	$917.6	$866.1	$571.2	$292.6	$—	$2,222.5	$5,952.9
Total assets at December 31, 2019	$1,646.2	$952.7	$955.5	$612.5	$317.1	$—	$2,633.2	$7,117.2
Total liabilities at December 31, 2019	$415.7	$269.0	$112.3	$210.5	$94.0	$—	$1,795.8	$2,897.3

Capital expenditures for the year ended December 31, 2019	$82.7	$61.7	$43.4	$49.7	$34.3	$35.8	$24.1	$331.7

	Canadian Malartic	Jacobina	Cerro Moro	El Peñón	Minera Florida	Other Mines (i)	Corporate and other (ii)	Total
Property, plant and equipment at December 31, 2018	$1,160.4	$907.3	$917.6	$585.7	$282.9	$658.3	$2,184.2	$6,696.4
Total assets at December 31, 2018	$1,686.8	$951.7	$1,033.6	$646.3	$305.7	$819.6	$2,569.2	$8,012.9
Total liabilities at December 31, 2018	$436.3	$232.0	$89.1	$158.9	$92.0	$263.9	$2,716.7	$3,988.9

Capital expenditures for the year ended December 31, 2018	$81.8	$47.5	$87.6	$50.8	$60.7	$88.3	$30.2	$446.9
(i)Other mines includes Chapada (divested July 2019) for 2019 periods and reporting dates, and Chapada, Gualcamayo (divested December 2018) and Brio Gold (divested May 2018) for 2018 periods and reporting dates.
(ii)"Corporate and other" includes advanced stage development projects, exploration properties, corporate entities, the Company's investment in associate and Agua Rica with total assets of $1,156.5 million (December 31, 2018: $1,146.9 million). On March 7, 2019, Yamana entered into an integration agreement with Glencore International AG ("Glencore") and Goldcorp Inc., now Newmont Corporation ("Newmont") (the three parties collectively, "the Parties") pursuant to which, the Agua Rica project would be developed and operated using the existing infrastructure and facilities of the Alumbrera mine, given their close proximity. The integration agreement provides the Parties with a path to a full integration of the Agua Rica project and the Alumbrera mine both technically and legally. The Parties are currently advancing the technical work to facilitate the permitting and dialogue with communities and stakeholders, performing confirmatory due diligence, finalizing binding agreements with government stakeholders and finalizing the legal integration structure. In respect of the contribution of the Parties, Yamana will contribute its current 100% interest in the Agua Rica project and its 12.5% interest in Alumbrera, while Glencore and Newmont will contribute their respective 50% and 37.5% interests in Alumbrera. The integration transaction structure will be determined based on the final construction financing plan, which may include completing a business transaction or other monetization event involving one or more third parties with respect to the integration project, and which may include a going public transaction.

For the year ended December 31, 2019	Canadian Malartic	Jacobina	Cerro Moro	El Peñón	Minera Florida	Other mines (ii)	Corporate and other	Total
Revenue	$460.5	$224.0	$299.6	$297.0	$103.8	$227.3	$—	$1,612.2
Cost of sales excluding DDA (i)	(198.9)	(94.9)	(153.8)	(153.4)	(70.6)	(111.2)	—	(782.8)
Gross margin excluding DDA	$261.6	$129.1	$145.8	$143.6	$33.2	$116.1	$—	$829.4
DDA	(135.4)	(56.7)	(121.7)	(102.0)	(35.7)	(11.9)	(8.3)	(471.7)
Segment income (loss)	$126.2	$72.4	$24.1	$41.6	$(2.5)	$104.2	$(8.3)	$357.7
Other expenses (iii)								(47.4)
Earnings before taxes								$310.3
Income tax expense								(84.7)
Net earnings								$225.6

For the year ended December 31, 2018	Canadian Malartic	Jacobina	Cerro Moro	El Peñón	Minera Florida	Other mines (ii)	Corporate and other	Total
Revenue	$447.6	$179.4	$126.8	$253.6	$102.6	$688.5	$—	$1,798.5
Cost of sales excluding DDA (i)	(200.4)	(95.7)	(66.1)	(171.0)	(74.7)	(402.1)	—	(1,010.0)
Gross margin excluding DDA	$247.2	$83.7	$60.7	$82.6	$27.9	$286.4	$—	$788.5
DDA	(137.8)	(41.4)	(49.1)	(92.9)	(39.2)	(69.9)	(8.0)	(438.3)
(Impairment) reversal of impairment of mining properties and goodwill	(45.0)	150.0	—	—	(151.0)	(103.0)	—	(149.0)
Segment income (loss)	$64.4	$192.3	$11.6	$(10.3)	$(162.3)	$113.5	$(8.0)	$201.2
Other expenses (iii)								(377.9)
Loss before taxes								$(176.7)
Income tax expense								(121.0)
Net loss								$(297.7)
(i)Depletion, depreciation and amortization ("DDA").
(ii)Other mines includes Chapada (divested July 2019) in 2019, and Chapada, Gualcamayo (divested December 2018) and Brio Gold (divested May 2018) for 2018.
(iii)Other expenses are comprised of general and administrative expenses, exploration and evaluation expenses, share of (loss) earnings of associate, other operating income, net, finance costs, other (costs) income net, and expenses related to impairment of non-operating mining properties as per the consolidated statement of operations.
Information about Geographical Areas

Revenue is attributed to regions based on the source location of the product sold.

For the years ended December 31,	2019	2018
Canada	$460.5	$447.5
Chile	400.8	356.2
Brazil	451.3	748.7
Argentina	299.6	246.1
Total revenue	$1,612.2	$1,798.5

Non-current assets for this purpose exclude deferred tax assets.

As at December 31,	2019	2018
Canada	$1,863.9	$1,910.0
Chile	1,341.0	1,348.4
Brazil	949.2	1,704.6
Argentina	2,447.7	2,497.0
United States	33.0	32.6
Total non-current assets	$6,634.8	$7,492.6

Information about Major Customers

The Company sells its metals through the corporate office to major metal exchange markets or directly to major Canadian financial institutions and to smelters. Given the nature of the Company's products, there are always willing market participants ready to purchase the Company's products at the prevailing market prices.
The following table presents sales to individual customers that exceeded 10% of annual metal sales for the following periods:

For the years ended December 31,	2019	2018
Customer (i)
1	$371.8	$360.4
2	320.5	343.9
3	275.0	270.5
4	192.3	229.6
5	—	182.3
Total sales to customers exceeding 10% of annual metal sales	$1,159.6	$1,386.7
Percentage of total metal sales	71.9%	77.1%
(i)A balance is only included for a customer in each year where total sales to that customer exceeded 10% of annual metal sales in the period.